OTHER PAYABLE (Details Narrative) - Note Payable Conversion [Member] - Unsecured Debt [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2017
Short-Term Debt [Line Items]
Notes payable		$ 250,000
Stated interest rate		5.00%
Interest accrued on convertible debt	$ 75,034